                                   SUPPLEMENT
                            DATED SEPTEMBER 2, 2005
              TO THE HARTFORD HLS FUNDS CLASS IB SHARES PROSPECTUS
                               DATED MAY 1, 2005

The Prospectus is revised as follows:

1.  CHANGE IN INVESTMENT POLICY TO HARTFORD INTERNATIONAL SMALL COMPANY HLS FUND

     As of December 1, 2005, under the heading "Hartford International Small Company HLS Fund -- Principal Investment Strategy" on page 62 of the Prospectus, the first sentence of the first paragraph shall be deleted and replaced with the following:

     Under normal circumstances, the fund invests at least 80% of its assets in equity securities of foreign issuers, including non-dollar securities, of small capitalization companies. The fund defines small capitalization companies as companies with a market capitalization within the range of the S&P/Citigroup Extended Market Euro-Pacific Index.

--------------------------------------------------------------------------------

2.  FEE WAIVERS

     At the most recent Board of Directors meeting held on August 2-3, 2005, HL Investment Advisors, LLC, the funds' investment manager, voluntarily agreed to waive a portion of its management fees with respect to certain funds as well as to reduce the management fee for Hartford Advisers HLS Fund. Accordingly, the following changes for the noted funds are being made to the Prospectus:

     A.  HARTFORD ADVISERS HLS FUND

     i.) Effective November 1, 2005, under the heading "Hartford Advisers HLS
         Fund, Your Expenses", on page 5 of the Prospectus, the Shareholder Fees and Annual Operating Expenses table and the footnotes attached thereto, as well as the expense examples, are deleted and replaced with the following:

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER FEES                                                    CLASS IB
(fees paid directly from your investment)
Maximum sales charge (load) as a percentage of offering
  price                                                       Not applicable
Maximum deferred sales charge (load)                          Not applicable
Exchange fees                                                           None
ANNUAL OPERATING EXPENSES
(expenses that are deducted from the fund's assets)
Management fees(1)                                                     0.60%
Distribution and service (12b-1) fees                                  0.25%
Other expenses                                                         0.04%
Total operating expenses                                               0.89%

(1) Effective November 1, 2005, HL Advisors has reduced its management fee from 0.63% to 0.60%.

EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IB shares, you would have the same expenses whether or not you redeemed your shares. The example does not take into account fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan. Overall expenses would be higher if the fees applied at the separate account level were reflected. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

EXPENSES                                                       CLASS IB
(with or without redemption)
Year 1                                                          $   91
Year 3                                                          $  284
Year 5                                                          $  493
Year 10                                                         $1,096

     ii.) As of November 1, 2005, under the heading "Management Fees" on page
          106 of the Prospectus, footnote 1 is deleted and replaced with the following:

        (1) Effective November 1, 2005, HL Advisors reduced its management fee from 0.63% to 0.60%.

     B. HARTFORD EQUITY INCOME HLS FUND

     i.) Under the heading "Hartford Equity Income HLS Fund, Your Expenses", on page 17 of the Prospectus, footnote 1 is deleted and replaced with the following:

        (1) HL Advisors has voluntarily agreed to waive a portion of its management fees until December 31, 2006. While such waiver is in effect, the management fee is 0.73%.

     ii.) Under the heading, "Management Fees", on page 106 of the Prospectus, footnote 2 is deleted and replaced with the following:

        (2) HL Advisors has voluntarily agreed to waive a portion of its management fees until December 31, 2006. While such waiver is in effect, the management fee is 0.73%.

     C. HARTFORD FOCUS HLS FUND

     i.) As of November 1, 2005, under the heading "Hartford Focus HLS Fund, Your Expenses", on page 20 of the Prospectus, footnote 1 is added below the Shareholder Fees and Annual Operating Expenses table and a footnote anchor is added to the line item for "Management fees" in the table.

        (1) Effective November 1, 2005, HL Advisors has voluntarily agreed to waive a portion of its management fees until October 31, 2006. While such waiver is in effect, the management fee is 0.75%.

     ii.) As of November 1, 2005, under the heading "Management Fees", on page
          106 of the Prospectus, the line item for "Hartford Focus HLS Fund" is deleted and replaced with the following, and the following footnote is added:

        FUND NAME                                                     ANNUAL RATE
        ---------                                                     -----------
        Hartford Focus HLS Fund                                       0.85%(3)

        (3) Effective November 1, 2005, HL Advisors has voluntarily agreed to waive a portion of its management fees until October 31, 2006. While such waiver is in effect, the management fee is 0.75%.

     D.  HARTFORD GLOBAL COMMUNICATIONS HLS FUND

     i.) As of September 1, 2005, under the heading "Hartford Global
         Communications HLS Fund, Your Expenses", on page 27 of the Prospectus, footnote 1 is added below the Shareholder Fees and Annual Operating Expenses table and a footnote anchor is added to the line item for "Management fees" in the table.

        (1) Effective September 1, 2005, HL Advisors has voluntarily agreed to waive a portion of its management fees. While such waiver is in effect, the management fee is 0.40%. This management fee waiver may be discontinued at any time.

     ii.) As of September 1, 2005, under the heading "Management Fees", on page
          106 of the Prospectus, the line item for "Hartford Global Communications HLS Fund" is deleted and replaced with the following, and the following footnote is added:

        FUND NAME                                                     ANNUAL RATE
        ---------                                                     -----------
        Hartford Global Communications HLS Fund                        0.85%(4)

        (4) Effective September 1, 2005, HL Advisors has voluntarily agreed to waive a portion of its management fees. While such waiver is in effect, the management fee is 0.40%. This management fee waiver may be discontinued at any time.

     E.  HARTFORD GLOBAL FINANCIAL SERVICES HLS FUND

     i.) As of September 1, 2005, under the heading "Hartford Global Financial Services HLS Fund, Your Expenses", on page 31 of the Prospectus, footnote 1 is added below the Shareholder Fees and Annual Operating Expenses table and a footnote anchor is added to the line item for "Management fees" in the table.

        (1) Effective September 1, 2005, HL Advisors has voluntarily agreed to waive a portion of its management fees. While such waiver is in effect, the management fee is 0.40%. This management fee waiver may be discontinued at any time.

     ii.) As of September 1, 2005, under the heading "Management Fees", on page
          106 of the Prospectus, the line item for "Hartford Global Financial Services HLS Fund" is deleted and replaced with the following:

        FUND NAME                                                     ANNUAL RATE
        ---------                                                     -----------
        Hartford Global Financial Services HLS Fund                    0.85%(4)

     F.  HARTFORD HIGH YIELD HLS FUND

     i.) As of November 1, 2005, under the heading "Hartford High Yield HLS Fund", Your Expenses, on page 52 of the Prospectus, footnote 1 is added below the Shareholder Fees and Annual Operating Expenses table and a footnote anchor is added to the line item for "Management fees" in the table.

        (1) Effective November 1, 2005, HL Advisors has voluntarily agreed to waive a portion of its management fees until October 31, 2006. While such waiver is in effect, the management fee is 0.67%.

     ii.) As of November 1, 2005, under the heading, "Management Fees", on page
          106 of the Prospectus, the line item for "Hartford High Yield HLS Fund" is deleted and replaced with the following, and the following footnote is added:

        FUND NAME                                                     ANNUAL RATE
        ---------                                                     -----------
        Hartford High Yield HLS Fund                                   0.72%(5)

        (5) Effective November 1, 2005, HL Advisors has voluntarily agreed to waive a portion of its management fees until October 31, 2006. While such waiver is in effect, the management fee is 0.67%.

     G.  HARTFORD INDEX HLS FUND

     i.) As of November 1, 2005, under the heading "Hartford Index HLS Fund", Your Expenses, on page 55 of the Prospectus, footnote 1 is added below the Shareholder Fees and Annual Operating Expenses table and a footnote anchor is added to the line item for "Management fees" in the table.

        (1) Effective November 1, 2005, HL Advisors has voluntarily agreed to waive a portion of its management fees until October 31, 2006. While such waiver is in effect, the management fee is 0.29%.

     ii.) As of November 1, 2005, under the heading "Management Fees, on page
          106 of the Prospectus, the line item for "Hartford Index HLS Fund" is deleted and replaced with the following, and the following footnote is added:

        FUND NAME                                                     ANNUAL RATE
        ---------                                                     -----------
        Hartford Index HLS Fund                                        0.39%(6)

        (6) Effective November 1, 2005, HL Advisors has voluntarily agreed to waive a portion of its management fees until October 31, 2006. While such waiver is in effect, the management fee is 0.29%.

--------------------------------------------------------------------------------

3. ADDITIONAL BREAKPOINTS FOR CERTAIN FUNDS SUB-ADVISED BY HARTFORD INVESTMENT MANAGEMENT COMPANY

     As of November 1, 2005, breakpoints have been added to the management fee schedules for U.S. GOVERNMENT SECURITIES HLS FUND, INDEX HLS FUND, MONEY MARKET HLS FUND, MORTGAGE SECURITIES HLS FUND, TOTAL RETURN BOND HLS FUND AND HIGH YIELD HLS FUND. Accordingly, effective November 1, 2005, the fee schedules for each of the funds listed on pages 105 and 106 of the Prospectus, under the heading "Management Fees", are deleted and replaced with the following:

GROWTH OPPORTUNITIES HLS FUND, SMALLCAP GROWTH HLS FUND AND VALUE OPPORTUNITIES HLS FUND

AVERAGE DAILY NET ASSETS                                       ANNUAL RATE
------------------------                                       -----------
First $100,000,000                                                0.700%
Amount over $100 Million                                          0.600%

U.S. GOVERNMENT SECURITIES HLS FUND

AVERAGE DAILY NET ASSETS                                       ANNUAL RATE
------------------------                                       -----------
First $50,000,000                                                 0.500%
Next $4.95 Billion                                                0.450%
Next $5 Billion                                                   0.430%
Amount over $10 Billion                                           0.420%

INDEX HLS FUND

AVERAGE DAILY NET ASSETS                                       ANNUAL RATE
------------------------                                       -----------
First $2 Billion                                                  0.400%
Next $3 Billion                                                   0.300%
Next $5 Billion                                                   0.280%
Amount over $10 Billion                                           0.270%

MONEY MARKET HLS FUND AND MORTGAGE SECURITIES HLS FUND

AVERAGE DAILY NET ASSETS                                       ANNUAL RATE
------------------------                                       -----------
First $2 Billion                                                  0.450%
Next $3 Billion                                                   0.400%
Next $5 Billion                                                   0.380%
Amount over $10 Billion                                           0.370%

STOCK HLS FUND

AVERAGE DAILY NET ASSETS                                       ANNUAL RATE
------------------------                                       -----------
First $250,000,000                                                0.525%
Next $250,000,000                                                 0.500%
Next $500,000,000                                                 0.475%
Amount over $1 Billion                                            0.450%

TOTAL RETURN BOND HLS FUND

AVERAGE DAILY NET ASSETS                                       ANNUAL RATE
------------------------                                       -----------
First $250,000,000                                                0.525%
Next $250,000,000                                                 0.500%
Next $500,000,000                                                 0.475%
Next $4 Billion                                                   0.450%
Next $5 Billion                                                   0.430%
Amount over $10 Billion                                           0.420%

ADVISERS HLS FUND

AVERAGE DAILY NET ASSETS                                       ANNUAL RATE
------------------------                                       -----------
First $250,000,000                                                0.680%
Next $250,000,000                                                 0.655%
Next $500,000,000                                                 0.645%
Amount over $1 Billion                                            0.595%

CAPITAL APPRECIATION HLS FUND, DISCIPLINED EQUITY HLS FUND, DIVIDEND AND GROWTH HLS FUND, GLOBAL ADVISERS HLS FUND, GLOBAL LEADERS HLS FUND, INTERNATIONAL OPPORTUNITIES HLS FUND, MIDCAP HLS FUND AND SMALL COMPANY HLS FUND

AVERAGE DAILY NET ASSETS                                       ANNUAL RATE
------------------------                                       -----------
First $250,000,000                                                0.775%
Next $250,000,000                                                 0.725%
Next $500,000,000                                                 0.675%
Amount over $1 Billion                                            0.625%

EQUITY INCOME HLS FUND, GROWTH HLS FUND, MIDCAP VALUE HLS FUND AND VALUE HLS
FUND

AVERAGE DAILY NET ASSETS                                       ANNUAL RATE
------------------------                                       -----------
First $250,000,000                                                0.825%
Next $250,000,000                                                 0.775%
Next $500,000,000                                                 0.725%
Amount over $1 Billion                                            0.675%

HIGH YIELD HLS FUND

AVERAGE DAILY NET ASSETS                                       ANNUAL RATE
------------------------                                       -----------
First $250,000,000                                                0.775%
Next $250,000,000                                                 0.725%
Next $500,000,000                                                 0.675%
Next $4 Billion                                                   0.625%
Next $5 Billion                                                   0.605%
Amount over $10 Billion                                           0.595%

FOCUS HLS FUND, GLOBAL COMMUNICATIONS HLS FUND, GLOBAL FINANCIAL SERVICES HLS FUND, GLOBAL HEALTH HLS FUND, GLOBAL TECHNOLOGY HLS FUND, INTERNATIONAL CAPITAL APPRECIATION HLS FUND AND INTERNATIONAL SMALL COMPANY HLS FUND

AVERAGE DAILY NET ASSETS                                       ANNUAL RATE
------------------------                                       -----------
First $250,000,000                                                0.850%
Next $250,000,000                                                 0.800%
Amount over $500 Million                                          0.750%

--------------------------------------------------------------------------------

 THIS SUPPLEMENT SHOULD BE RETAINED WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.